Prospectus Supplement                                          208589 10/03
dated October 30, 2003 to:

PUTNAM EQUITY INCOME FUND
Prospectus dated March 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader    Since      Experience
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Bartlett R. Geer    2002       2002 - Present       Putnam Management
                               Prior to Dec. 2000   State Street Research
                                                    and Management
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Portfolio member    Since      Experience
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Jeanne L. Mockard   2000       1985 - Present       Putnam Management
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